Equity Investments	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Equity investments

16. Equity investments

	December 31,
	2025	2024

	(Euro, in thousands)
Cost at January 1	€50,845	€13,965
Acquisitions of the year	—	36,880
Cost at December 31	50,845	50,845

Fair value adjustment at January 1	2,095	(390)
Fair value adjustment of the year	(6,132)	2,485
Fair value adjustment at December 31	(4,037)	2,095
Net book value at December 31	€46,809	€52,941

As of December 31, 2024 and 2025, financial assets held at fair value through other comprehensive income consisted of equity instruments of non-listed companies. The fair value of these equity instruments, without readily available determinable fair values (classified as level 3 fair valuation hierarchy), are estimated by management based on the cost of investment and adjusted as necessary for impairment and revaluations with reference to relevant available information and recent financing rounds. Per December 31, 2025 no fair value change was recognized except for the currency exchange rate impact.

We have no restrictions on the sale of these equity instruments and the assets are not pledged under any of our liabilities.